Financial risk management objectives and policies - Summary of Expected Credit Losses on Trade Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial risk management objectives and policies
Financial assets	$ 8,968,265	$ 8,821,654
Expected credit losses on trade receivables
Financial risk management objectives and policies
Financial assets	$ 2,614,945	$ 3,991,175
Loss rate	25.00%	45.00%
Expected credit losses on trade receivables | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (652,971)	$ (1,777,479)
Expected credit losses on trade receivables | Current
Financial risk management objectives and policies
Financial assets	$ 1,514,964	$ 1,944,166
Loss rate	6.00%	8.00%
Expected credit losses on trade receivables | Current | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (94,851)	$ (161,118)
Expected credit losses on trade receivables | 0 - 30
Financial risk management objectives and policies
Financial assets	$ 265,026	$ 236,350
Loss rate	11.00%	15.00%
Expected credit losses on trade receivables | 0 - 30 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (29,454)	$ (36,310)
Expected credit losses on trade receivables | 31 - 60
Financial risk management objectives and policies
Financial assets	$ 217,930	$ 73,680
Loss rate	15.00%	24.00%
Expected credit losses on trade receivables | 31 - 60 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (32,637)	$ (17,436)
Expected credit losses on trade receivables | 61 - 90
Financial risk management objectives and policies
Financial assets	$ 104,129	$ 135,003
Loss rate	18.00%	33.00%
Expected credit losses on trade receivables | 61 - 90 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (18,959)	$ (44,483)
Expected credit losses on trade receivables | 91 - 120
Financial risk management objectives and policies
Financial assets	$ 20,471	$ 104,733
Loss rate	44.00%	48.00%
Expected credit losses on trade receivables | 91 - 120 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (9,061)	$ (50,759)
Expected credit losses on trade receivables | 121 - 150
Financial risk management objectives and policies
Financial assets	$ 8,878	$ 41,880
Loss rate	48.00%	65.00%
Expected credit losses on trade receivables | 121 - 150 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (4,278)	$ (27,354)
Expected credit losses on trade receivables | 151 - 180
Financial risk management objectives and policies
Financial assets	$ 40,878	$ 101,313
Loss rate	52.00%	85.00%
Expected credit losses on trade receivables | 151 - 180 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (21,062)	$ (85,969)
Expected credit losses on trade receivables | 180+
Financial risk management objectives and policies
Financial assets	$ 442,669	$ 1,354,050
Loss rate	100.00%	100.00%
Expected credit losses on trade receivables | 180+ | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (442,669)	$ (1,354,050)
Expected credit losses on customer wallet receivables
Financial risk management objectives and policies
Financial assets	$ 1,585,645	$ 715,955
Loss rate	54.00%	77.00%
Expected credit losses on customer wallet receivables | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (861,615)	$ (550,829)
Expected credit losses on customer wallet receivables | Current
Financial risk management objectives and policies
Financial assets	$ 151,646	$ 22,602
Loss rate	9.00%	9.00%
Expected credit losses on customer wallet receivables | Current | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (13,648)	$ (2,034)
Expected credit losses on customer wallet receivables | 0 - 30
Financial risk management objectives and policies
Financial assets	$ 173,664	$ 9,546
Loss rate	18.00%	18.00%
Expected credit losses on customer wallet receivables | 0 - 30 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (31,259)	$ (1,718)
Expected credit losses on customer wallet receivables | 31 - 60
Financial risk management objectives and policies
Financial assets	$ 177,214	$ 40,942
Loss rate	27.00%	27.00%
Expected credit losses on customer wallet receivables | 31 - 60 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (47,848)	$ (11,054)
Expected credit losses on customer wallet receivables | 61 - 90
Financial risk management objectives and policies
Financial assets	$ 173,287	$ 49,618
Loss rate	36.00%	36.00%
Expected credit losses on customer wallet receivables | 61 - 90 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (62,383)	$ (17,863)
Expected credit losses on customer wallet receivables | 91 - 120
Financial risk management objectives and policies
Financial assets	$ 196,888	$ 46,961
Loss rate	45.00%	45.00%
Expected credit losses on customer wallet receivables | 91 - 120 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (88,600)	$ (21,132)
Expected credit losses on customer wallet receivables | 121 - 150
Financial risk management objectives and policies
Financial assets	$ 177,555	$ 65,738
Loss rate	59.00%	59.00%
Expected credit losses on customer wallet receivables | 121 - 150 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (103,870)	$ (38,457)
Expected credit losses on customer wallet receivables | 151 - 180
Financial risk management objectives and policies
Financial assets	$ 58,949	$ 76,341
Loss rate	77.00%	77.00%
Expected credit losses on customer wallet receivables | 151 - 180 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (45,096)	$ (58,401)
Expected credit losses on customer wallet receivables | 180+
Financial risk management objectives and policies
Financial assets	$ 476,442	$ 404,207
Loss rate	98.00%	99.00%
Expected credit losses on customer wallet receivables | 180+ | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (468,911)	$ (400,170)